                         SIMPSON THACHER & BARTLETT LLP
                              425 LEXINGTON AVENUE
                            NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000

                            FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER                                                E-MAIL ADDRESS
212-455-3189                                                  ETOLLEY@STBLAW.COM

                                                   October 13, 2004

VIA FEDERAL EXPRESS AND EDGAR
-----------------------------

                     Re:  Nalco Holding Company
                          Amendment No. 1 to Registration Statement on Form S-1
                          File No.:  333-118583
                          ---------------------

Pamela Long
Assistant Director
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Ms. Long:

         On behalf of Nalco Holding Company (the "Company"), we are writing to respond to the comments set forth in the comment letter of the staff of the
Securities and Exchange Commission (the "Staff") dated October 8, 2004 (the
"comment letter") relating to the above-referenced Amendment No. 1 to the
Registration Statement on Form S-1 filed on September 22, 2004 ("Amendment No.
1"). We have revised Amendment No. 1 in response to the Staff's comments and are filing concurrently with this letter Amendment No. 2 to the Registration
Statement ("Amendment No. 2"), which reflects these revisions and updates a limited amount of other information.

         For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 2.

Securities and Exchange Commission
October 13, 2004

GENERAL
-------

1.       We note your responses to comments 1 and 2 in your September 22 letter.

         The Company is aware that the Staff will need adequate time to review the exhibits before accelerating effectiveness of the Registration
         Statement. The Company has filed some of the outstanding exhibits with
         Amendment No. 2 and plans to file all remaining exhibits in the near future.

         The Company has included in Amendment No. 2 most of the non-430A information that had not been included in Amendment No. 1, including the number of shares to be offered and the estimated price range. The
         Company will include all additional non-430A information not included in Amendment No. 2 in a future filing.

2.       In a letter of supplemental information, please discuss the expected accounting treatment for the issuance of the warrants referenced on page 107. Also, please discuss whether compensation expense will be recognized in connection with the put rights afforded under the
         Management Members Agreement. It appears that the put right takes effect upon consummation of this IPO, and that, therefore, the value of this right may need to be recognized. It is our understanding that, after the IPO, the registrant's managers will be able to exchange their equity units in the parent and receive shares of the registrant's stock in an amount equal to its then fair market value. It appears that this may be a modification as contemplated by paragraph 36 of SFAS 123. The value thereof may need to be recognized in the registrant's Income
         Statement as compensation, given the nature of the arrangement and the guidance in paragraph 15 of SFAS 123. The estimated amount of any compensation charge would need to be disclosed in the pro forma financial statements or the footnotes thereto. In your response, please also tell us when the units were acquired by the managers, the cash price they paid for the units, and the EBITDA targets that govern vesting of the units. Please also tell us the number of shares of the registrant's stock that would be issued to redeem all of the vested
         Class A units, based on the assumed IPO price. We may have further comment.

         Simultaneous with the filing of Amendment No. 2, the Company is providing the Staff with a letter of supplemental information discussing the foregoing. This supplemental information is being sent under separate cover.

UNDERWRITING, PAGE 126
----------------------

3.       Please add to the document the second sentence of your response to comment 7 in your September 22 letter.

         The Company has added disclosure on page 128 stating that there are no contractually specified conditions for the waiver of lock-up restrictions and any waiver is at the sole discretion of Goldman, Sachs
         & Co.

Securities and Exchange Commission
October 13, 2004

4.       Please briefly discuss the lock-up, and add to the document your response to comment 8 in your September 22 letter.

         The Company has added disclosure on pages 129-130 stating that each participant in the directed share program will agree not to dispose of or hedge any of their common stock or securities convertible into or exchangeable for shares of common stock during the period from the date of this prospectus continuing through the date 25 days after the date of this prospectus, except with the prior written consent of Citigroup
         Global Markets Inc.

                                  * * * * * * *

         We acknowledge your references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

         Please call me (212-455-3189) or Richard Fenyes (212-455-2812) of my
firm if you wish to discuss our responses to the comment letter.

                                                   Very Truly Yours,

                                                   /s/ Edward P. Tolley III
                                                   ------------------------
                                                   Edward P. Tolley III